CREDIT AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
CREDIT AGREEMENTS

4. CREDIT AGREEMENTS

On October 11, 2013, we refinanced our debt (the “2013 Refinancing”), entering into (i) the First Lien Credit Agreement, including a $190 million senior secured term loan (the “First Lien Term Loan”) and the Revolver, each maturing in October 2018, and (ii) a new second lien credit agreement (the “Second Lien Credit Agreement”), including the Second Lien Term Loan. The proceeds received from the term loans were used to pay off our prior credit agreements, including our senior secured first lien credit facility due July 2017 and our 17% second priority senior secured notes due January 2018.

Loans under the First Lien Credit Agreement bear interest, at EPL’s option, at LIBOR or an Alternate Base Rate, plus an applicable margin of 4.25% with respect to LIBOR and 3.25% with respect to the Alternate Base Rate, with a 1.00% floor with respect to LIBOR. The First Lien Term Loan was issued at a discount of $950,000, and this discount is being accreted over the term of the loan, using the effective interest method. The unamortized discount at September 24, 2014, is $768,000. The First Lien Term Loan requires quarterly principal payments of 0.25%, commencing on March 26, 2014. The First Lien Term Loan and the Revolver are secured by a first priority lien on substantially all of the assets of EPL and of EPL Intermediate, Inc. (“Intermediate”), EPL’s direct parent.

The Revolver provides a $15 million revolving line of credit. At September 24, 2014, $7.3 million in letters of credit were outstanding, and $7.7 million was available to borrow.

Loans under the Second Lien Credit Agreement bore interest, at EPL’s option, at LIBOR or an Alternate Base Rate, plus an applicable margin of 8.50% with respect to LIBOR and 7.50% with respect to the Alternate Base Rate, with a 1.00% floor with respect to LIBOR. The Second Lien Term Loan was issued at a discount of $1.0 million, and this discount was accreted over the term of the loan, using the effective interest method. Following our IPO, we fully repaid the Second Lien Term Loan. In conjunction with the repayment of the Second Lien Term Loan, we incurred an extinguishment of debt charge of $5.1 million, consisting of $1.5 million in call premium, $2.7 million related to the write-off of remaining unamortized deferred finance costs, and $0.9 million relating to the write-off of the unamortized discount.

The First Lien Credit Agreement contains a number of negative and financial covenants, including, among others, the following (all subject to certain exceptions): a maximum total leverage ratio covenant, a minimum interest coverage ratio covenant, and limitations on indebtedness, liens, investments, asset sales, mergers, consolidations, liquidations and dissolutions, restricted payments, and negative pledges. The First Lien Credit Agreement also contains certain customary affirmative covenants and events of default. At September 24, 2014, we were in compliance with all covenants.

6. NEW CREDIT AGREEMENTS

On October 11, 2013 (the “Closing Date”) the Company refinanced its debt, with EPL entering into (i) a new first lien credit agreement (“First Lien Credit Agreement”) that includes a $190 million Senior Secured Term Loan (“First Lien Term Loan”) and a senior secured revolving credit facility of $15 million (“Revolver”) that, in each case, matures in October, 2018, and (ii) a new second lien credit agreement (“Second Lien Credit Agreement” and together with the First Lien Credit Agreement, the “Credit Agreements”) that includes a $100 million Second Lien Term Loan (“Second Lien Term Loan”) and together with the First Lien Term Loan, (the “Term Loans”) that matures in April 2019. The proceeds received from the Term Loans on the Closing Date plus $14.4 million funded by the Company were used to pay off the senior secured first lien credit facility due July 2017 and 17% second priority senior secured notes due January 2018 (collectively, the “Prior Credit Agreements”) and to pay fees and expenses in connection therewith.

The Credit Agreements were executed with Intermediate as guarantor, Jefferies Finance LLC, as administrative and collateral agents and solely with respect to the First Lien Credit Agreement, General Electric Capital Corporation as documentation agent, swingline lender and issuing bank.

The Credit Agreements contain a number of negative and financial covenants, including, among others, the following (all subject to certain exceptions): a maximum total leverage ratio covenant, a minimum interest coverage ratio covenant, a maximum capital expenditure covenant, and limitations on indebtedness, liens, investments, asset sales, mergers, consolidations, liquidations and dissolutions, restricted payments and negative pledges. The Credit Agreement also contains certain customary affirmative covenants and events of default. The Company was in compliance with all such covenants at December 25, 2013.

First Lien Credit Agreement

Loans under the First Lien Credit Agreement bear interest, at an Alternate Base Rate or LIBOR, at EPL’s option, plus an applicable margin. The applicable margin rate under the First Lien Credit Agreement is 4.25% with respect to LIBOR loans and 3.25% with respect to Alternate Base Rate loans with a 1.00% floor with respect to the LIBOR rate. Interest is due on loan amounts under Alternate Base Rate elections on a monthly basis and on loan amounts bearing interest based on LIBOR at the end of each interest period in effect, provided, that with respect to LIBOR interest periods that are longer than three months, interest is payable at three month intervals. The First Lien Term Loan was issued at a discount of $950,000, and this discount is being accreted over the term of the loan, using the effective interest method. The unamortized discount at December 25, 2013 is $910,000.

The First Lien Term Loan requires quarterly principal payments of 0.25% be made commencing March 26, 2014. Obligations under the First Lien Credit Agreement are secured by a first priority lien on substantially all of EPL’s and Intermediate’s assets.

The Revolver provides for a $15 million revolving line of credit. At December 25, 2013, $7.3 million of letters of credit are outstanding and $7.7 million is available to borrow under the revolving line of credit.

Second Lien Credit Agreement

Loans under the Second Lien Credit Agreements bear interest, at an Alternate Base Rate or LIBOR, at EPL’s option, plus an applicable margin. The applicable margin rate under the Second Lien Credit Agreement is 8.50% with respect to LIBOR loans and 7.50% with respect to Alternate Base Rate loans with a 1.00% floor with respect to the LIBOR rate. Interest is due on loan amounts under Alternate Base Rate elections on a monthly basis and on loan amounts bearing interest based on LIBOR at the end of each interest period in effect, provided, that with respect to LIBOR interest periods that are longer than three months, interest is payable at three month intervals. The Second Lien Term Loan was issued at a discount of $1.0 million, and this discount is being accreted over the term of the loan, using the effective interest method. The unamortized discount at December 25, 2013 is $962,000. The Second Lien Term Loan and the related guarantees are secured by a second-priority lien on substantially all of the assets and equity interests of EPL and Intermediate, subject to certain exceptions, which will also secure the First Lien Term Loan on a first-priority basis.

Transaction costs

Transaction costs of $8.1 million were incurred in connection with the October 11, 2013 refinancing and were capitalized and are included in other assets in the accompanying consolidated balance sheets and the related amortization is reflected as a component of interest expense, net in the accompanying consolidated financial statements.

Maturities

Annual principal maturities of the First Lien Term Loan and the Second Lien Term Loan fall due as follows (in thousands):

For the Years Ending	First Lien	Second Lien
December 31, 2014	$1,900	$—
December 30, 2015	1,900	—
December 28, 2016	1,900	—
December 27, 2017	1,900	—
December 26, 2018	182,400	—
December 25, 2019	—	100,000
	190,000	100,000
Less: unamortized discount	(910)	(962)
Total	$189,090	$99,038

Prior Credit Agreement [Member]
CREDIT AGREEMENTS

7. PRIOR CREDIT AGREEMENTS

On July 14, 2011 the Company entered into a credit agreement (“Prior Credit Agreement”) that included a $170 million Senior Secured Term Loan (the “Prior Term Loan”) that was due to mature in July 2017 and a senior secured revolving credit facility of $12.5 million (the “Prior Revolver,” and together with the Term Loan, the “Prior Senior Credit Facility”) that was due to mature in July 2016. EPL also issued $105 million of 17% second priority senior secured notes due January 2018 (“2018 Notes”).

The Prior Credit Agreement was executed with Intermediate as guarantor. The Senior Credit Facility was secured by a first priority lien on substantially all of EPL’s and Intermediate’s assets.

Prior Senior Credit Facility

The Prior Term Loan required quarterly principal payments of $425,000 that commenced on September 28, 2011. The Prior Term Loan bore interest, at an Alternate Base Rate, as defined, or LIBOR, at EPL’s option, plus an applicable margin. The applicable margin rate was 7.75% with respect to electing a LIBOR rate and 6.75% with respect to electing the Alternate Base Rate. There was a 1.50% floor on the LIBOR rate. Interest was due on loan amounts under both LIBOR and Alternate Base Rate elected rates on a monthly basis. The Term Loan was issued at a discount of $5.1 million, and this discount was being accreted over the term of the loan, using the effective interest method.

The Revolver provided for a $12.5 million revolving line of credit. The Revolver bore interest, payable monthly, at an Alternate Base Rate or LIBOR, at EPL’s option, plus an applicable margin. The applicable margin rate was 6.50% with respect to LIBOR and 5.50% with respect to Alternate Base Rate advances. There was a 1.50% floor on the LIBOR rate. Interest was due on loan amounts under both LIBOR and Alternate Base Rate elected rates on a monthly basis.

In conjunction with the October 11, 2013 refinancing of EPL’s debt, call premiums of $3.3 million were incurred in connection with the repurchase of the Prior Senior Credit Facility. In addition, the Company expensed $5.1 million of the remaining unamortized deferred finance costs and wrote off $3.2 million of unamortized discount, associated with the Prior Senior Credit Facility. These costs were expensed and are reflected in loss on early extinguishment of debt in the accompanying consolidated statements of operations.

Second Priority Senior Secured Notes (“2018 Notes”)

The 2018 Notes bore cash interest of 12.5% per annum, which was due semi-annually in January and July of each year, which commenced on January 1, 2012. An additional 4.5% non-cash interest amount accrued on the 2018 Notes, which was added to the principal amount of the 2018 Notes on each interest payment date. The 2018 Notes were issued at a discount of $3.2 million, and this discount was accreted over the term of the notes, using the effective interest rate method. The 2018 Notes were unconditionally guaranteed by Intermediate and each existing and subsequently acquired wholly-owned domestic subsidiary of EPL. The 2018 Notes were due to mature on January 10, 2018.

In conjunction with the October 11, 2013 refinancing of EPL’s debt, call premiums of $4.6 million were incurred in connection with the repurchase of the 2018 Notes. In addition, the Company expensed $3.2 million of the remaining unamortized deferred finance costs and wrote off $2.0 million of the remaining unamortized discount, associated with the Prior Senior Credit Facility. These costs were expensed and are reflected in loss on early extinguishment of debt in the accompanying consolidated statements of operations.